UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

August 3, 2015 to December 31, 2015

 Date of Report (Date of earliest event reported) January 27, 2016

Prime Finance Partners IV, Inc

Commission File Number of securitizer: 021-228168

Central Index Key Number of securitizer: 0001624947

JOSH FRIEMAN, (415) 445-7485

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Prime Finance Partners IV, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the commercial mortgage asset class, including asset-backed securities issued or sold by the following affiliated entities: (i) PFP 2015-2, Ltd. (CIK: 0001647988), (ii) PFP 2015-2, LLC (CIK 0001648030), (iii) PFP 2015-2 Depositor, LLC (CIK: 0001648004) and PFP Holding Company IV, LLC (no Central Index Key Number).

On August 3, 2015, the above-named affiliated entities entered into transaction agreements containing a covenant to repurchase. There is no other activity to report for the remaining calendar year ended December 31, 2015 pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Prime finance partners iV, inc.
(Securitizer)
Date: January 27, 2016

	By:	/s/ Jon W. Brayshaw
Name: Jon W. Brayshaw Title: Vice President and Secretary

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